                   FIRST METLIFE INVESTORS INSURANCE COMPANY
             FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                        SUPPLEMENT DATED APRIL 30, 2012
                                      TO
                         PROSPECTUS DATED MAY 1, 2002
                                  (CLASS VA)

This Supplement revises information contained in the prospectus dated May 1, 2002 (as supplemented) for the First MetLife Investors Class VA Variable Annuity contract issued by First MetLife Investors Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FIRST METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                  Mortality and Expense Risk Premium*... 1.25%
                  Administrative Expense Charge.........  .15%
                                                         -----
                  TOTAL SEPARATE ACCOUNT ANNUAL EXPENSE. 1.40%

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

                                                                                  Minimum Maximum
                                                                                  ------- -------
Total Annual Investment Portfolio Operating Expenses
  (expenses that are deducted from investment portfolio assets, including
  management fees, distribution and/or service (12b-1) fees, and other expenses).  0.52%   1.34%

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of average daily net assets of an investment portfolio)

                                                             Distribution           Acquired    Total    Contractual   Net Total
                                                                and/or              Fund Fees  Annual     Fee Waiver    Annual
                                                 Management Service(12b-1)  Other      and    Operating and/or Expense Operating
                                                    Fee          Fees      Expenses Expenses  Expenses  Reimbursement  Expenses
--------------------------------------------------------------------------------------------------------------------------------
MET INVESTORS SERIES TRUST
American Funds(R) Bond Portfolio -- Class C           --         0.55%       0.04%    0.36%     0.95%          --        0.95%
American Funds(R) Growth Portfolio -- Class C         --         0.55%       0.02%    0.34%     0.91%          --        0.91%
American Funds(R) International Portfolio --
 Class C                                              --         0.55%       0.06%    0.56%     1.17%          --        1.17%
BlackRock High Yield Portfolio -- Class B           0.60%        0.25%       0.05%      --      0.90%          --        0.90%
Clarion Global Real Estate Portfolio -- Class B     0.61%        0.25%       0.06%      --      0.92%          --        0.92%
Harris Oakmark International Portfolio --
 Class B                                            0.77%        0.25%       0.08%      --      1.10%        0.02%       1.08%
Invesco Small Cap Growth Portfolio -- Class B       0.85%        0.25%       0.03%              1.13%        0.02%       1.11%
Lazard Mid Cap Portfolio -- Class B                 0.69%        0.25%       0.06%      --      1.00%          --        1.00%
Legg Mason ClearBridge Aggressive Growth
 Portfolio -- Class B                               0.62%        0.25%       0.03%      --      0.90%          --        0.90%
Loomis Sayles Global Markets Portfolio --
 Class B                                            0.70%        0.25%       0.10%      --      1.05%          --        1.05%
Lord Abbett Bond Debenture Portfolio -- Class B     0.50%        0.25%       0.04%      --      0.79%          --        0.79%
Lord Abbett Mid Cap Value Portfolio -- Class B      0.67%        0.25%       0.06%      --      0.98%        0.02%       0.96%

                                                     Distribution           Acquired    Total    Contractual   Net Total
                                                        and/or              Fund Fees  Annual     Fee Waiver    Annual
                                         Management Service(12b-1)  Other      and    Operating and/or Expense Operating
                                            Fee          Fees      Expenses Expenses  Expenses  Reimbursement  Expenses
------------------------------------------------------------------------------------------------------------------------
Met/Franklin Low Duration Total Return
 Portfolio -- Class B                       0.50%        0.25%       0.09%      --      0.84%        0.03%       0.81%
Met/Franklin Mutual Shares Portfolio --
 Class B                                    0.80%        0.25%       0.07%      --      1.12%        0.00%       1.12%
MFS(R) Emerging Markets Equity
 Portfolio -- Class B                       0.92%        0.25%       0.17%              1.34%                    1.34%
MFS(R) Research International Portfolio
 -- Class B                                 0.68%        0.25%       0.09%      --      1.02%        0.06%       0.96%
PIMCO Inflation Protected Bond
 Portfolio -- Class B                       0.47%        0.25%       0.04%      --      0.76%          --        0.76%
PIMCO Total Return Portfolio -- Class B     0.48%        0.25%       0.03%      --      0.76%          --        0.76%
Pioneer Fund Portfolio -- Class B           0.64%        0.25%       0.05%      --      0.94%        0.01%       0.93%
Rainier Large Cap Equity Portfolio --
 Class B                                    0.66%        0.25%       0.03%      --      0.94%        0.01%       0.93%
RCM Technology Portfolio -- Class B         0.88%        0.25%       0.07%      --      1.20%          --        1.20%
T. Rowe Price Large Cap Value Portfolio
 -- Class B                                 0.57%        0.25%       0.02%      --      0.84%          --        0.84%
T. Rowe Price Mid Cap Growth Portfolio
 -- Class B                                 0.75%        0.25%       0.03%      --      1.03%          --        1.03%
Third Avenue Small Cap Value Portfolio
 -- Class B                                 0.74%        0.25%       0.03%      --      1.02%        0.01%       1.01%
Turner Mid Cap Growth Portfolio --
 Class B                                    0.79%        0.25%       0.05%      --      1.09%        0.00%       1.09%
Van Kampen Comstock Portfolio -- Class B    0.58%        0.25%       0.03%      --      0.86%        0.01%       0.85%
METROPOLITAN SERIES FUND
Barclays Capital Aggregate Bond Index
 Portfolio -- Class G                       0.25%        0.30%       0.03%      --      0.58%        0.01%       0.57%
BlackRock Money Market Portfolio --
 Class B                                    0.33%        0.25%       0.02%      --      0.60%        0.01%       0.59%
Davis Venture Value Portfolio -- Class E    0.70%        0.15%       0.03%              0.88%        0.05%       0.83%
Jennison Growth Portfolio -- Class B        0.62%        0.25%       0.02%      --      0.89%        0.07%       0.82%
Met/Artisan Mid Cap Value Portfolio --
 Class B                                    0.81%        0.25%       0.03%      --      1.09%          --        1.09%
Met/Dimensional International Small
 Company Portfolio -- Class B               0.81%        0.25%       0.21%      --      1.27%        0.01%       1.26%
MetLife Mid Cap Stock Index Portfolio
 -- Class G                                 0.25%        0.30%       0.05%    0.02%     0.62%        0.00%       0.62%
MetLife Stock Index Portfolio -- Class B    0.25%        0.25%       0.02%              0.52%        0.01%       0.51%
MSCI EAFE(R) Index Portfolio -- Class G     0.30%        0.30%       0.11%    0.01%     0.72%        0.00%       0.72%
Russell 2000(R) Index Portfolio --
 Class G                                    0.25%        0.30%       0.06%    0.08%     0.69%        0.00%       0.69%
Western Asset Management U.S.
 Government Portfolio -- Class B            0.47%        0.25%       0.02%      --      0.74%        0.01%       0.73%
MET INVESTORS SERIES TRUST
American Funds(R) Balanced Allocation
 Portfolio -- Class C                       0.06%        0.55%       0.01%    0.37%     0.99%          --        0.99%
American Funds(R) Growth Allocation
 Portfolio -- Class C                       0.07%        0.55%       0.01%    0.39%     1.02%          --        1.02%
American Funds(R) Moderate Allocation
 Portfolio -- Class C                       0.06%        0.55%       0.01%    0.36%     0.98%          --        0.98%
Met/Franklin Templeton Founding
 Strategy Portfolio -- Class B              0.05%        0.25%       0.01%    0.83%     1.14%        0.01%       1.13%
MetLife Aggressive Strategy Portfolio
 -- Class B                                 0.09%        0.25%       0.01%    0.75%     1.10%        0.00%       1.10%
MetLife Balanced Strategy Portfolio --
 Class B                                    0.05%        0.25%       0.01%    0.67%     0.98%          --        0.98%
MetLife Defensive Strategy
 Portfolio--Class B                         0.06%        0.25%       0.01%    0.58%     0.90%          --        0.90%
MetLife Growth Strategy Portfolio --
 Class B                                    0.06%        0.25%                0.76%     1.07%          --        1.07%
MetLife Moderate Strategy Portfolio --
 Class B                                    0.06%        0.25%         --     0.62%     0.93%          --        0.93%
SSgA Growth and Income ETF Portfolio
 -- Class B                                 0.31%        0.25%       0.01%    0.21%     0.78%          --        0.78%
SSgA Growth ETF Portfolio -- Class B        0.32%        0.25%       0.03%    0.24%     0.84%          --        0.84%

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain investment portfolios have agreed to waive fees and/or pay expenses of the investment portfolios until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that investment portfolio, but the expenses of the investment portfolio are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The investment portfolios provided the information on their expenses, and we have not independently verified the information.

Certain investment portfolios that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the investment portfolio invests in other underlying portfolios, the investment portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the investment portfolio prospectus for more information.

INVESTMENT OPTIONS

The contract offers the investments portfolios which are listed below. Appendix B contains a summary of subadvisers and investment objectives for each portfolio. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT: FIRST METLIFE INVESTORS INSURANCE COMPANY, ANNUITY SERVICE OFFICE, P.O. BOX 10366, DES MOINES, IOWA, 50306-0366, (800) 343-8496. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.

MET INVESTORS SERIES TRUST (CLASS B (OR CLASS C AS NOTED))

 American Funds(R) Balanced Allocation Portfolio (Class C)
 American Funds(R) Bond Portfolio (Class C)
 American Funds(R) Growth Allocation Portfolio (Class C)
 American Funds(R) Growth Portfolio (Class C)
 American Funds(R) International Portfolio (Class C)
 American Funds(R) Moderate Allocation Portfolio (Class C)
 BlackRock High Yield Portfolio
 Clarion Global Real Estate Portfolio
 Harris Oakmark International Portfolio
 Invesco Small Cap Growth Portfolio
 Lazard Mid Cap Portfolio
 Legg Mason ClearBridge Aggressive Growth Portfolio
 Loomis Sayles Global Markets Portfolio
 Lord Abbett Bond Debenture Portfolio
 Lord Abbett Mid Cap Value Portfolio
 Met/Franklin Low Duration Total Return Portfolio
 Met/Franklin Mutual Shares Portfolio
 Met/Franklin Templeton Founding Strategy Portfolio
 MFS(R) Emerging Markets Equity Portfolio
 MFS(R) Research International Portfolio
 PIMCO Inflation Protected Bond Portfolio
 PIMCO Total Return Portfolio
 Pioneer Fund Portfolio
 Rainier Large Cap Equity Portfolio
 RCM Technology Portfolio
 SSgA Growth and Income ETF Portfolio
 SSgA Growth ETF Portfolio
 T. Rowe Price Large Cap Value Portfolio
 T. Rowe Price Mid Cap Growth Portfolio
 Third Avenue Small Cap Value Portfolio
 Turner Mid Cap Growth Portfolio
 Van Kampen Comstock Portfolio
 MetLife Aggressive Strategy Portfolio
 MetLife Balanced Strategy Portfolio
 MetLife Defensive Strategy Portfolio
 MetLife Growth Strategy Portfolio
 MetLife Moderate Strategy Portfolio

METROPOLITAN SERIES FUND
(CLASS B (OR CLASS E OR CLASS G AS NOTED))

 Barclays Capital Aggregate Bond Index Portfolio (Class G)
 BlackRock Money Market Portfolio
 Davis Venture Value Portfolio (Class E)

 Jennison Growth Portfolio
 Met/Artisan Mid Cap Value Portfolio
 Met/Dimensional International Small Company Portfolio
 MetLife Mid Cap Stock Index Portfolio (Class G)
 MetLife Stock Index Portfolio
 MSCI EAFE(R) Index Portfolio (formerly Morgan Stanley EAFE(R) Index Portfolio)
   (Class G)
 Russell 2000(R) Index Portfolio (Class G)
 Western Asset Management U.S. Government Portfolio

MARKET TIMING

The following paragraphs in this section have been modified:

The investment portfolios may have adopted their own policies and procedures with respect to market timing transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, the investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual Owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent trading policies established by the investment portfolio.

In addition, Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the investment portfolio generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from Owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Owner). You should read the investment portfolio prospectuses for more details.

DOLLAR COST AVERAGING PROGRAMS

The following paragraph is added to this section:

If you make an additional purchase payment while a dollar cost averaging program is in effect, we will not allocate the additional payment to the program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future purchase payments or provide new allocation instructions with the payment, we will allocate the additional purchase payment directly to the same destination investment portfolios you selected under the dollar cost averaging program. Any purchase payments received after the program has ended will be allocated as described in "Purchase--Allocation of Purchase Payments."

EXPENSES

WITHDRAWAL CHARGE

The following sentence has been added to this section:

For participants of 403(b) arrangements, 401(a), 401(k) and 457 plans, if you make a transfer to another funding vehicle or annuity contract issued by us or by one of our affiliates, we may waive the withdrawal charge if it is permitted in your state.

OTHER INFORMATION

FIRST METLIFE INVESTORS

DISTRIBUTOR

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

FINANCIAL STATEMENTS

The financial statements of the Separate Account are attached. Upon request, the financial statements of First MetLife Investors Insurance Company will be sent to you without charge.

APPENDIX B
PARTICIPATING INVESTMENT PORTFOLIOS

Below is a listing of the investment advisers and subadvisers, if any, and the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

                                               INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
American Funds(R) Bond Portfolio --    Seeks to maximize current income and   MetLife Advisers, LLC; Capital
Class C                                preserve capital.                      Research and Management Company

American Funds(R) Growth Portfolio --  Seeks to achieve growth of capital.    MetLife Advisers, LLC; Capital
Class C                                                                       Research and Management Company

American Funds(R) International        Seeks to achieve growth of capital.    MetLife Advisers, LLC; Capital
Portfolio -- Class C                                                          Research and Management Company

BlackRock High Yield Portfolio         Seeks to maximize total return,        MetLife Advisers, LLC
-- Class B                             consistent with income generation and  Subadviser: BlackRock Financial
                                       prudent investment management.         Management, Inc.

Clarion Global Real Estate Portfolio   Seeks total return through investment  MetLife Advisers, LLC
-- Class B                             in real estate securities,             Subadviser: CBRE Clarion Securities
                                       emphasizing both capital appreciation  LLC (formerly ING Clarion Real Estate
                                       and current income.                    Securities LLC)

Harris Oakmark International           Seeks long-term capital appreciation.  MetLife Advisers, LLC
Portfolio -- Class B                                                          Subadviser: Harris Associates L.P.

Invesco Small Cap Growth Portfolio --  Seeks long-term growth of capital.     MetLife Advisers, LLC
Class B                                                                       Subadviser: Invesco Advisers, Inc.

Lazard Mid Cap Portfolio -- Class B    Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                              Subadviser: Lazard Asset Management
                                                                              LLC

Legg Mason ClearBridge Aggressive      Seeks capital appreciation.            MetLife Advisers, LLC
Growth Portfolio -- Class B                                                   Subadviser: ClearBridge Advisors, LLC

Loomis Sayles Global Markets           Seeks high total investment return     MetLife Advisers, LLC
Portfolio -- Class B                   through a combination of capital       Subadviser: Loomis, Sayles & Company,
                                       appreciation and income.               L.P.

Lord Abbett Bond Debenture             Seeks high current income and the      MetLife Advisers, LLC
Portfolio -- Class B                   opportunity for capital appreciation   Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.

Lord Abbett Mid Cap Value Portfolio    Seeks capital appreciation through     MetLife Advisers, LLC
-- Class B                             investments, primarily in equity       Subadviser: Lord, Abbett & Co. LLC
                                       securities which are believed to be
                                       undervalued in the marketplace.

Met/Franklin Low Duration Total        Seeks a high level of current income,  MetLife Advisers, LLC
Return Portfolio -- Class B            while seeking preservation of          Subadviser: Franklin Advisers, Inc.
                                       shareholders' capital.

Met/Franklin Mutual Shares Portfolio   Seeks capital appreciation, which may  MetLife Advisers, LLC
-- Class B                             occasionally be short-term. The        Subadviser: Franklin Mutual Advisers,
                                       Portfolio's secondary investment       LLC
                                       objective is income.

MFS(R) Emerging Markets Equity         Seeks capital appreciation.            MetLife Advisers, LLC
Portfolio -- Class B                                                          Subadviser: Massachusetts Financial
                                                                              Services Company

                                               INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------
MFS(R) Research International          Seeks capital appreciation.            MetLife Advisers, LLC
Portfolio -- Class B                                                          Subadviser: Massachusetts Financial
                                                                              Services Company

PIMCO Inflation Protected Bond         Seeks maximum real return, consistent  MetLife Advisers, LLC
Portfolio -- Class B                   with preservation of capital and       Subadviser: Pacific Investment
                                       prudent investment management.         Management Company LLC

PIMCO Total Return Portfolio --        Seeks maximum total return,            MetLife Advisers, LLC
Class B                                consistent with the preservation of    Subadviser: Pacific Investment
                                       capital and prudent investment         Management Company LLC
                                       management.

Pioneer Fund Portfolio -- Class B      Seeks reasonable income and capital    MetLife Advisers, LLC
                                       growth.                                Subadviser: Pioneer Investment
                                                                              Management, Inc.

Rainier Large Cap Equity Portfolio --  Seeks to maximize long-term capital    MetLife Advisers, LLC
Class B                                appreciation.                          Subadviser: Rainier Investment
                                                                              Management, Inc.

RCM Technology Portfolio -- Class B    Seeks capital appreciation; no         MetLife Advisers, LLC
                                       consideration is given to income.      Subadviser: RCM Capital Management LLC

T. Rowe Price Large Cap Value          Seeks long-term capital appreciation   MetLife Advisers, LLC
Portfolio -- Class B                   by investing in common stocks          Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income is  Inc.
                                       a secondary objective.

T. Rowe Price Mid Cap Growth           Seeks long-term growth of capital.     MetLife Advisers, LLC
Portfolio -- Class B                                                          Subadviser: T. Rowe Price Associates,
                                                                              Inc.

Third Avenue Small Cap Value           Seeks long-term capital appreciation.  MetLife Advisers, LLC
Portfolio -- Class B                                                          Subadviser: Third Avenue Management
                                                                              LLC

Turner Mid Cap Growth Portfolio --     Seeks capital appreciation.            MetLife Advisers, LLC
Class B                                                                       Subadviser: Turner Investments, L.P.

Van Kampen Comstock Portfolio --       Seeks capital growth and income.       MetLife Advisers, LLC
Class B                                                                       Subadviser: Invesco Advisers, Inc.

METROPOLITAN SERIES FUND

Barclays Capital Aggregate Bond Index  Seeks to track the performance of the  MetLife Advisers, LLC
Portfolio -- Class G                   Barclays U.S. Aggregate Bond Index.    Subadviser: MetLife Investment
                                                                              Advisors Company, LLC

BlackRock Money Market Portfolio --    Seeks a high level of current income   MetLife Advisers, LLC
Class B                                consistent with preservation of        Subadviser: BlackRock Advisors, LLC
                                       capital.

Davis Venture Value Portfolio --       Seeks growth of capital.               MetLife Advisers, LLC
Class E                                                                       Subadviser: Davis Selected Advisers,
                                                                              L.P.

Jennison Growth Portfolio -- Class B   Seeks long-term growth of capital.     MetLife Advisers, LLC
                                                                              Subadviser: Jennison Associates LLC

Met/Artisan Mid Cap Value Portfolio    Seeks long-term capital growth.        MetLife Advisers, LLC
-- Class B                                                                    Subadviser: Artisan Partners Limited
                                                                              Partnership

Met/Dimensional International Small    Seeks long-term capital appreciation.  MetLife Advisers, LLC
Company Portfolio -- Class B                                                  Subadviser: Dimensional Fund Advisors
                                                                              LP

                                               INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------------------------------------------------------------------------------------

MetLife Mid Cap Stock Index            Seeks to track the performance of the  MetLife Advisers, LLC
Portfolio -- Class G                   Standard & Poor's MidCap 400(R)        Subadviser: MetLife Investment
                                       Composite Stock Price Index.           Advisors Company, LLC

MetLife Stock Index Portfolio --       Seeks to track the performance of the  MetLife Advisers, LLC
Class B                                Standard & Poor's 500(R) Composite     Subadviser: MetLife Investment
                                       Stock Price Index.                     Advisors Company, LLC

MSCI EAFE(R) Index Portfolio -- Class  Seeks to track the performance of the  MetLife Advisers, LLC
G                                      MSCI EAFE(R) Index.                    Subadviser: MetLife Investment
                                                                              Advisors Company, LLC

Russell 2000(R) Index Portfolio --     Seeks to track the performance of the  MetLife Advisers, LLC
Class G                                Russell 2000(R) Index.                 Subadviser: MetLife Investment
                                                                              Advisors Company, LLC

Western Asset Management U.S.          Seeks to maximize total return         MetLife Advisers, LLC
Government Portfolio -- Class B        consistent with preservation of        Subadviser: Western Asset Management
                                       capital and maintenance of liquidity.  Company

MET INVESTORS SERIES TRUST

American Funds(R) Balanced Allocation  Seeks a balance between a high level   MetLife Advisers, LLC
Portfolio -- Class C                   of current income and growth of
                                       capital, with a greater emphasis on
                                       growth of capital.

American Funds(R) Growth Allocation    Seeks growth of capital.               MetLife Advisers, LLC
Portfolio -- Class C

American Funds(R) Moderate Allocation  Seeks a high total return in the form  MetLife Advisers, LLC
Portfolio -- Class C                   of income and growth of capital, with
                                       a greater emphasis on income.

Met/Franklin Templeton Founding        Primarily seeks capital appreciation   MetLife Advisers, LLC
Strategy Portfolio -- Class B          and secondarily seeks income.

MetLife Aggressive Strategy Portfolio  Seeks growth of capital.               MetLife Advisers, LLC
-- Class B

MetLife Balanced Strategy Portfolio    Seeks to provide a balance between a   MetLife Advisers, LLC
-- Class B                             high level of current income and
                                       growth of capital with a greater
                                       emphasis on growth of capital.

MetLife Defensive Strategy Portfolio   Seeks to provide a high level of       MetLife Advisers, LLC
-- Class B                             current income with growth of
                                       capital, a secondary objective.

MetLife Growth Strategy Portfolio --   Seeks to provide growth of capital.    MetLife Advisers, LLC
Class B

MetLife Moderate Strategy Portfolio    Seeks to provide a high total return   MetLife Advisers, LLC
-- Class B                             in the form of income and growth of
                                       capital, with a greater emphasis on
                                       income.

SSgA Growth and Income ETF             Seeks growth of capital and income.    MetLife Advisers, LLC
Portfolio -- Class B                                                          Subadviser: SSgA Funds
                                                                              Management, Inc.

SSgA Growth ETF Portfolio -- Class B   Seeks growth of capital.               MetLife Advisers, LLC
                                                                              Subadviser: SSgA Funds
                                                                              Management, Inc.

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